Loss Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	2,060,026	2,445,546	4,832,824